CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2014
CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS
Initial public offering, offering costs	$ 9,519,321